Discontinued Operations - Profit or Loss of the Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current Asset Held for Sale and Discontinued Operations [Abstract]
Net operating income from multi-family rental properties	$ 16,224	$ 65,438
Interest expense	(7,845)	(33,464)
Other expenses	(1,176)	(7,067)
Fair value loss on rental properties	0	(22,535)
Loss on sale	(84,427)	0
(Loss) income before income taxes from discontinued operations	(77,224)	2,372	[1]
Income tax (expense) recovery - current	(46,502)	5	[1]
Income tax recovery - deferred	56,164	1,399	[1]
Net (loss) income from discontinued operations	$ (67,562)	$ 3,776	[1]

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.